Related party transactions	12 Months Ended
Mar. 31, 2020
Related party transactions

22.  Related party transactions

During the years ended March 31, 2018, 2019 and 2020, other than disclosed elsewhere, the Company had the following material related party transactions:

Transactions with Ant Group and its affiliates

	Year ended March 31,
	2018	2019	2020

	(in millions of RMB)
Amounts earned by the Company
Profit Share Payments (i)	3,444	517	3,835
Annual fee for SME loan business (ii)	956	954	954
Administrative and support services (iii)	676	1,017	1,224
Cloud computing revenue (iii)	482	761	1,872
Marketplace software technology services fee and other amounts earned (iii)	1,026	1,489	2,075
	6,584	4,738	9,960

Amounts incurred by the Company
Payment processing and escrow services fee (iv)	6,295	8,252	8,723
Other amounts incurred (iii)	1,894	1,328	2,743
	8,189	9,580	11,466

(i)	In 2014, the Company entered into the 2014 IPLA with Ant Group. Under the 2014 IPLA, the Company received the Profit Share Payments amounting to the sum of an expense reimbursement plus 37.5% of the consolidated pre-tax income of Ant Group, subject to certain adjustments. Upon the receipt of 33% equity interest in Ant Group in September 2019, the Company entered into the Amended IPLA and terminated the 2014 IPLA, and the Profit Share Payments arrangement was terminated (Note 4(l)).

22.  Related party transactions (Continued)

Profit Share Payments were recognized in consolidated income statements, net of the costs incurred for the provision of the software technology services reimbursed by Ant Group. The amounts reimbursed by Ant Group to the Company were RMB37 million, RMB106 million and nil for the years ended March 31, 2018, 2019 and 2020, respectively.

(ii)	Pursuant to the SAPA (Note 4(l)), the Company entered into software system use and service agreements with Ant Group in 2014, under which the Company would receive annual fees for SME loan business for a term of seven years. In calendar years 2018 to 2021, the Company received or will receive annual fees equal to the amount received in calendar year 2017, which was equal to 2.5% of the average daily balance of the SME loans made by Ant Group and its affiliates during that year.
(iii)	The Company has other commercial arrangements, treasury management arrangements and cost sharing arrangements with Ant Group and its affiliates on various sales and marketing, cloud computing, treasury management, and other administrative and support services.
(iv)	The Company and Alipay, among others, entered into a commercial agreement in 2011 whereby the Company receives payment processing and escrow services in exchange for a payment for the services fee, which was recognized in cost of revenue.

As of March 31, 2019 and 2020, the Company had certain amounts of cash held in accounts managed by Alipay in connection with the provision of online and mobile commerce and related services for a total amount of RMB3,720 million and RMB6,486 million, respectively, which have been classified as cash and cash equivalents on the consolidated balance sheets.

Transactions with Cainiao Network

The Company has commercial arrangements with Cainiao Network to receive certain logistics services. Expenses incurred in connection with the logistics services provided by Cainiao Network of RMB3,437 million were recorded in the consolidated income statement for the period from April 1, 2017 to the date of consolidation of Cainiao Network in October 2017.

The Company also has cost sharing and other services arrangements with Cainiao Network and its subsidiaries primarily related to various administrative and support services. In connection with these services provided by the Company, RMB123 million were recorded in the consolidated income statement for the period from April 1, 2017 to the date of consolidation of Cainiao Network in October 2017.

22.  Related party transactions (Continued)

Transactions with other investees

The Company has commercial arrangements with certain investees of the Company related to cloud computing services. In connection with these services provided by the Company, RMB689 million, RMB1,111 million and RMB1,548 million were recorded in revenue in the consolidated income statements for the years ended March 31, 2018, 2019 and 2020, respectively.

The Company also has commercial arrangements with certain investees of the Company related to marketing services. In connection with these services provided to the Company, RMB760 million, RMB907 million and RMB1,146 million were recorded in cost of revenue and sales and marketing expenses in the consolidated income statements for the years ended March 31, 2018, 2019 and 2020, respectively.

The Company, including Cainiao Network, which the Company consolidated in October 2017, has commercial arrangements with certain investees of the Company related to logistics services. Revenues recognized in connection with these services provided by the Company of RMB72 million, RMB261 million and RMB1,400 million were recorded in the consolidated income statements for the years ended March 31, 2018, 2019 and 2020, respectively. Expenses incurred in connection with these services provided to the Company of RMB5,608 million, RMB12,933 million and RMB8,265 million were recorded in the consolidated income statements for the same periods, respectively.

The Company has extended loans to certain investees for working capital and other uses in conjunction with the Company’s investments. As of March 31, 2019 and 2020, the aggregate outstanding balance of these loans was RMB2,543 million and RMB4,352 million, respectively, with durations generally ranging from one month to ten years and interest rates of up to 10% per annum as of March 31, 2019, and durations generally ranging from one year to ten years and interest rates of up to 6% per annum as of March 31, 2020.

During the year ended March 31, 2020, the Company agreed to provide a guarantee for a term loan facility of HK$7.7 billion in favor of Hong Kong Cingleot Investment Management Limited (“Cingleot”), a company that is partially owned by Cainiao Network, in connection with a logistics center development project at the Hong Kong International Airport. As of March 31, 2020, HK$358 million was drawn down by Cingleot under this facility.

Other transactions

The Company’s digital economy offers different platforms on which different enterprises operate and the Company believes that all transactions on the Company’s platforms are conducted on terms obtained in arm’s length transactions with similar unrelated parties.

Other than the transactions disclosed above or elsewhere in the consolidated financial statements, the Company has commercial arrangements with SoftBank, its investees and other related parties to provide and receive certain marketing, cloud computing and other services and products. The amounts relating to these services provided and received represent less than 1% of the Company’s revenue and total costs and expenses, respectively, for the years ended March 31, 2018, 2019 and 2020.

In addition, the Company has made certain acquisitions and equity investments together with related parties from time to time during the years ended March 31, 2018, 2019 and 2020. The agreements for acquisitions and equity investments were entered into by the parties involved and conducted on fair value basis. The significant acquisitions and equity investments together with related parties are included in Note 4.